As filed with the Securities and Exchange Commission on May 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07763

THE MASTERS’ SELECT FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
               Orinda, CA  94563
(Name and address of agent for service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

                                (925) 254-8999
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 95.8%

Consumer Discretionary - 16.6%
343,020	Amazon.com, Inc. (a)	$24,457,326
210,000	Conn's, Inc. (a)	3,425,100
434,000	DIRECTV Group, Inc. (The) (a)	10,758,860
438,000	Disney (Walt) Co.	13,744,440
550,000	Eastman Kodak Co.	9,718,500
384,000	General Motors Corp.	7,315,200
335,000	IAC/InterActiveCorp (a)	6,954,600
36,300	Las Vegas Sands Corp. (a)	2,673,132
250,000	Lennar Corp.	4,702,500
68,000	Liberty Media Holding Corp. - Capital (a)	1,070,320
272,000	Liberty Media Holding Corp. - Entertainment (a)	6,158,080
449,250	Liberty Media Holding Corp. - Interactive (a)	7,250,895
136,000	News Corp.	2,550,000
		100,778,953
Consumer Staples - 2.8%
18,300	Altria Group, Inc.	406,260
85,000	BJ's Wholesale Club, Inc. (a)	3,033,650
192,300	Costco Wholesale Corp.	12,493,731
18,300	Philip Morris International, Inc. (a)	925,614
		16,859,255
Energy - 13.6%
93,600	Canadian Natural Resources Ltd.	6,389,136
200,900	ConocoPhillips	15,310,589
304,400	EOG Resources, Inc.	36,528,000
95,800	Hornbeck Offshore Services, Inc. (a)	4,375,186
131,780	Schlumberger Ltd.	11,464,860
29,000	Transocean, Inc.	3,920,800
69,000	W-H Energy Services, Inc. (a)	4,750,650
		82,739,221
Finance - 25.0%
213,100	American Express Co.	9,316,732
202,700	American International Group, Inc.	8,766,775
249,058	AON Corp.	10,012,132
427,200	Bank of New York Mellon Corp.	17,827,056
116	Berkshire Hathaway, Inc. - Class A (a)	15,474,400
160,000	Capital One Financial Corp.	7,875,200
362,600	Conseco, Inc. (a)	3,698,520
500,000	Countrywide Financial Corp.	2,750,000
36,024	Fairfax Financial Holdings Ltd.	10,342,490
150,000	Federal Home Loan Mortgage Corp.	3,798,000
57,000	GFI Group, Inc.	3,266,100
172,000	HCC Insurance Holdings, Inc.	3,902,680
71,500	IntercontinentalExchange, Inc. (a)	9,330,750
515,800	JPMorgan Chase & Co.	22,153,610
100,000	Merrill Lynch & Co., Inc.	4,074,000
165,000	MGIC Investment Corp.	1,737,450
291,400	Progressive Corp.	4,682,798
112,700	Transatlantic Holdings, Inc.	7,477,645
163,000	UBS AG	4,694,400
		151,180,738

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited) - continued
Shares		Value

Health Care, Pharmaceuticals & Biotechnology - 3.1%
89,400	Genzyme Corp. (a)	$6,663,876
86,100	Gilead Sciences, Inc. (a)	4,436,733
725,901	Health Management Associates, Inc.	3,840,016
293,783	Neurometrix, Inc. (a)	534,685
75,000	SurModics, Inc. (a)	3,141,000
		18,616,310
Industrials - 7.2%
111,500	C H Robinson Worldwide, Inc.	6,065,600
148,000	FedEx Corp.	13,715,160
113,900	Genco Shipping & Trading, Ltd.	6,427,377
179,000	HUB Group, Inc. (a)	5,887,310
140,000	Kirby Corp. (a)	7,980,000
62,500	Walter Industries, Inc.	3,914,375
		43,989,822
Materials - 9.5%
48,700	Allegheny Technologies, Inc.	3,475,232
125,000	ArcelorMittal	10,225,000
592,745	Cemex S.A. de C.V. - ADR	15,482,499
90,000	FMC Corp.	4,994,100
59,000	Minerals Technologies, Inc.	3,705,200
31,000	Mosaic Co. (a)	3,180,600
355,300	Sealed Air Corp.	8,971,325
60,000	United States Steel Corp.	7,612,200
		57,646,156
Other Investment Company - 0.6%
165,000	SPDR S&P Homebuilders ETF	3,578,850

Technology - 16.1%
607,000	Dell, Inc. (a)	12,091,440
221,200	eBay, Inc. (a)	6,600,608
47,150	Google, Inc. - Class A (a)	20,768,161
233,000	Insight Enterprises, Inc. (a)	4,077,500
462,000	Mentor Graphics Corp. (a)	4,079,460
210,000	Nuance Communications, Inc. (a)	3,656,100
127,000	Progress Software Corp. (a)	3,799,840
233,900	QUALCOMM, Inc.	9,589,900
270,900	Salesforce.com, Inc. (a)	15,676,983
880,000	Sonus Networks, Inc. (a)	3,027,200
170,000	SYKES Enterprises, Inc. (a)	2,990,300
709,300	Symmetricom, Inc. (a)	2,475,457
300,000	Yahoo!, Inc. (a)	8,679,000
		97,511,949
Telecommunications - 1.3%
3,587,480	Level 3 Communications, Inc. (a)	7,605,458

TOTAL COMMON STOCKS
	(Cost $488,343,227)	580,506,712

SHORT-TERM INVESTMENTS - 4.4%
26,497,000	State Street Bank & Trust Co., 2.180%, 03/31/08, due 04/01/08
	[collateral: $25,885,000, Fannie Mae, 4.250%, due 05/15/09,
	Fannie Mae, 5.250%, due 01/15/09, Fannie Mae, 5.250%, due 08/01/12,
	value $26,497,000] (proceeds $26,497,380)	26,497,000

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited) - continued
Shares	Value

TOTAL SHORT-TERM INVESTMENTS
(Cost $26,497,000)	$26,497,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $514,840,227): 100.2%	607,003,712

Liabilities in Excess of Other Assets: (0.2%)	(1,330,621)

Net Assets: 100%	$605,673,091

ADR - American Depository Receipt
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$514,840,227
Gross unrealized appreciation	161,042,038
Gross unrealized depreciation	(68,878,553)
Net unrealized appreciation	$92,163,485

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Equity Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$607,003,712	$580,506,712	$26,497,000	$0
Other Financial instruments	$0	$0	$0	$0
Total	$607,003,712	$580,506,712	$26,497,000	$0

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 94.0%

Australia - 2.2%
1,245,200	CSL Ltd.	$41,968,690

Belgium - 0.8%
196,732	Nationale A Portefeuille	15,001,666

Brazil - 3.7%
344,100	Banco Bradesco S.A. - ADR	9,552,216
1,394,591	Bovespa Holding S.A.	18,893,325
861,639	Gafisa S.A.	14,318,696
266,100	Petroleo Brasileiro S.A. - ADR	27,171,471
		69,935,708
Canada - 3.3%
540,900	Canadian Natural Resources Ltd.	36,921,834
1,814,836	Viterra, Inc. (a)	25,586,936
		62,508,770
China - 2.2%
35,944,900	Country Garden Holdings Co. Ltd.	30,853,397
19,056,261	Shanghai Electric Group Co. Ltd.	11,484,174
		42,337,571
Denmark - 0.6%
165,140	Novo Nordisk A/S	11,304,606

France - 12.7%
158,200	Alstom	34,332,658
284,700	BNP Paribas	28,746,668
109,511	Eurazeo	14,018,770
387,800	Neopost S.A.	43,569,591
411,000	Neuf Cegetel	22,909,438
334,600	Schneider Electric S.A.	43,340,613
346,300	Suez S.A.	22,750,957
421,815	Veolia Environnement	29,438,674
		239,107,369
Germany - 5.6%
554,800	Bayerische Motoren Werke (BMW) AG	30,679,449
300,100	Commerzbank AG	9,390,708
271,623	Continental AG	27,726,751
2,623,000	MLP AG	37,391,423
		105,188,331
Greece - 1.8%
967,100	OPAP S.A.	34,511,392

Hong Kong - 4.5%
590,000	Cheung Kong Holdings Ltd.	8,377,290
10,060,811	CNOOC Ltd. - ADR	14,841,033
1,591,930	Guoco Group Ltd.	15,587,202
1,591,500	Hong Kong Exchanges & Clearing Ltd.	27,321,362
1,955,000	Hutchison Whampoa Ltd.	18,463,896
		84,590,783
Ireland - 2.5%
1,150,000	Babcock & Brown Air Ltd - ADR	18,687,500
1,864,200	Bank of Ireland	27,753,040
		46,440,540
Israel - 1.5%
591,200	Teva Pharmaceutical Industries Ltd.	27,307,528

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited) - continued

Shares		Value

Japan - 12.0%
634,800	Asatsu-DK, Inc.	$22,566,994
200,400	Canon, Inc.	9,211,256
2,223,000	Daiwa Securities Group, Inc.	19,233,647
107,500	Fanuc Ltd.	10,205,287
890,700	Honda Motor Co. Ltd.	25,375,941
1,942,400	Ichiyoshi Securities Co. Ltd.	19,431,781
81,600	Nintendo Co. Ltd.	42,001,202
3,431,000	Nippon Sheet Glass Co. Ltd.	15,151,923
53,000	ORIX Corp.	7,218,105
406,300	Rohm Co. Ltd.	25,103,855
584,000	Terumo Corp.	30,410,575
		225,910,566
Mexico - 3.2%
960,500	America Movil S.A. de C.V.	61,174,245

Norway - 3.4%
3,314,600	Norske Skogindustrier ASA	11,568,432
730,800	Schibsted ASA	21,841,734
634,900	Songa Offshore ASA (a)	8,489,053
737,200	StatoilHydro ASA	22,119,986
		64,019,205
Philippines - 2.3%
307,280,000	PNOC Energy Development Corp.	43,403,208

Poland - 0.8%
8,856,000	Netia S.A.	14,753,372

Portugal - 1.1%
868,148	Galp Energia SGPS S.A.	20,731,245

Russia - 2.0%
744,600	Gazprom OAO - ADR	37,974,600

Singapore - 0.6%
20,486,000	GuocoLeisure Ltd.	11,735,572

South Korea - 1.5%
195,980	LG Corp.	14,782,356
237,717	Shinhan Financial Group Co. Ltd.	12,553,743
		27,336,099
Switzerland - 13.6%
1,157,593	Actelion Ltd. (a)	63,173,254
139,250	Compagnie Financiere Richemont S.A.	7,816,805
942,436	Credit Suisse Group	48,012,235
218,504	Holcim Ltd.	22,967,969
201,341	Lonza Group AG	26,723,719
32,570	Meyer Burger Technology AG (a)	10,011,439
22,690	Nestle S.A.	11,347,858
196,900	Roche Holdings AG	37,088,042
973,800	UBS AG	28,323,374
		255,464,695
Taiwan - 2.2%
28,673,000	United Microelectronics Corp.	17,649,570
25,641,485	Yuanta Financial Holding Co. Ltd.	24,055,113
		41,704,683

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited) - continued

Shares	Value
United Kingdom - 8.4%
299,800	BHP Billiton Plc	$8,899,251
3,396,124	Brit Insurance Holdings Plc	16,335,332
1,411,900	British Sky Broadcasting Group Plc	15,600,904
1,929,000	Cadbury Schweppes Plc	21,199,738
1,568,200	Carpetright Plc	23,742,254
962,700	Diageo Plc	19,420,720
1,196,100	GlaxoSmithKline Plc	25,316,598
3,565,607	Tesco Plc	26,832,018
		157,346,815
United States - 1.5%
265,400	Southern Copper Corp.	27,556,482

TOTAL COMMON STOCKS
	(Cost $1,692,138,036)	1,769,313,741

SHORT-TERM INVESTMENTS - 6.2%
117,765,000	State Street Bank & Trust Co., 0.500%, 03/31/08, due 04/01/08
	[collateral: $118,240,000, Federal Home Loan Bank, 4.375%, due 09/17/10,
	Fannie Mae, 5.250%, due 01/15/09, Fannie Mae, 2.210%, due 09/03/09,
	value $117,765,000] (proceeds $117,766,636)	117,765,000

TOTAL SHORT-TERM INVESTMENTS
	(Cost $117,765,000)	117,765,000

TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,809,903,036): 100.2%	1,887,078,741

Liabilities in Excess of Other Assets: (0.2%)		(4,277,460)

Net Assets: 100%		$1,882,801,281

ADR - American Depository Receipt
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments		$1,809,903,036
Gross unrealized appreciation		208,398,756
Gross unrealized depreciation		(131,223,051)
Net unrealized appreciation		$77,175,705

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Sector		Net Assets
Finance		23.0%
Healthcare & Pharmaceuticals		14.0%
Consumer Discretionary		11.8%
Industrials		9.3%
Energy		8.9%
Technology		7.3%
Consumer Staples		5.5%
Telecommunications		5.3%
Utilities		5.1%
Materials		3.8%
Cash and Other Assets		6.0%
Net Assets		100.0%

Master's Select International Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$1,887,078,741	$246,345,876	$1,640,732,865	$0
Other Financial instruments	($2,140,201)	($2,140,201)	$0	$0
Total	$1,884,938,540	$244,205,675	$1,640,732,865	$0

Masters' Select Value Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 98.2%

Consumer Discretionary - 37.2%
100,000	Amazon.com, Inc. (a)	$7,130,000
470,600	DIRECTV Group, Inc. (The) (a)	11,666,174
237,200	Discovery Holding Co. - Special Class A (a)	5,033,384
300,000	Eastman Kodak Co.	5,301,000
223,000	General Motors Corp.	4,248,150
145,000	Home Depot, Inc. (The)	4,055,650
230,000	IAC/InterActiveCorp (a)	4,774,800
169,100	Lennar Corp.	3,180,771
43,750	Liberty Media Corp. - Capital (a)	688,625
175,000	Liberty Media Corp - Entertainment (a)	3,962,000
495,250	Liberty Media Corp. - Interactive (a)	7,993,335
202,320	Limited Brands, Inc.	3,459,672
78,500	McDonald's Corp.	4,377,945
173,110	News Corp.	3,245,812
527,910	Time Warner, Inc.	7,401,298
117,500	Viacom, Inc. - Class B (a)	4,655,350
333,627	Virgin Media, Inc.	4,694,132
224,000	Walt Disney Co. (The)	7,029,120
124,000	Yum! Brands, Inc.	4,614,040
		97,511,258
Consumer Staples - 7.9%
130,819	Imperial Tobacco Group Plc	6,020,948
1,650	Japan Tobacco, Inc.	8,245,043
82,364	KT&G Corp.	6,453,725
		20,719,716
Financials - 17.6%
887	Berkshire Hathaway, Inc. - Class B (a)	3,967,462
190,000	Capital One Financial Corp.	9,351,800
20,000	Fairfax Financial Holdings Ltd.	5,816,590
150,000	Federal Home Loan Mortgage Corp.	3,798,000
397,804	Fortis	7,280,879
170,000	JPMorgan Chase & Co.	7,301,500
100,000	Merrill Lynch & Co., Inc.	4,074,000
34,000	UBS AG	979,200
331,500	Washington Mutual, Inc.	3,414,450
		45,983,881
Health Care, Pharmaceuticals & Biotechnology - 3.3%
150,000	Bristol Myers Squibb Co.	3,195,000
187,620	Rhoen Klinikum AG	5,565,582
		8,760,582
Industrials - 4.0%
44,000	FedEx Corp.	4,077,480
58,800	Siemens AG	6,379,476
		10,456,956
Materials - 6.5%
104	Armstrong World Industries, Inc	3,709
281,621	Cemex S.A. de C.V. - ADR	7,355,941
176,120	Temple-Inland, Inc.	2,240,246
112,602	Weyerhaeuser Co.	7,323,634
		16,923,530

Masters' Select Value Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited) - continued

Shares		Value

Technology - 16.0%
74	Comdisco Holding Co., Inc. (a)	$724
3,650,000	Comdisco, Inc. (a)	0
598,000	Dell, Inc. (a)	11,912,160
18,000	Google, Inc. - Class A (a)	7,928,460
224,000	Intel Corp.	4,744,320
759,570	LSI Corp. (a)	3,759,871
224,000	Western Union Co. (The)	4,764,480
300,000	Yahoo!, Inc. (a)	8,679,000
		41,789,015
Telecommunications - 5.7%
2,783,708	Level 3 Communications, Inc. (a)	5,901,461
400,000	Sprint Nextel Corp.	2,676,000
84,000	Telephone & Data Systems, Inc.	3,298,680
84,000	Telephone & Data Systems, Inc. - Special Shares	3,133,200
		15,009,341
TOTAL COMMON STOCKS
	(Cost $254,771,330)	257,154,279

PREFERRED STOCKS - 0.0%

Telecommunication Services - 0.0%
54	PTV, Inc.	15

TOTAL PREFERRED STOCKS		15
	(Cost $0)

SHORT-TERM INVESTMENTS - 1.6%
4,274,000	State Street Bank & Trust Co., 0.500%, 03/31/08, due 04/01/08
	[collateral: $4,210,000, Fannie Mae, 5.250%, due 01/15/09,
	value $4,274,000] (proceeds $4,274,059)	4,274,000

TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,274,000)	4,274,000

TOTAL INVESTMENTS IN SECURITIES
	(Cost $259,045,330): 99.8%	261,428,294

Other Assets Less Liabilities: 0.2%		559,512

Net Assets: 100%		$261,987,806

ADR - American Depository Receipt
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments		$259,045,330
Gross unrealized appreciation		50,158,702
Gross unrealized depreciation		(47,775,738)
Net unrealized appreciation		$2,382,964

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Value Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$261,428,294	$257,154,294	$4,274,000	$0
Other Financial instruments	($359,906)	($359,906)	$0	$0
Total	$261,068,388	$256,794,388	$4,274,000	$0

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 89.6%

Consumer Discretionary - 12.8%
454,400	Charming Shoppes, Inc. (a)	$2,194,752
299,500	Circuit City Stores, Inc.	1,192,010
160,000	Comcast Corp. (a)	3,094,400
10,000	Deckers Outdoor Corp. (a)	1,069,885
536,000	dELiA*s, Inc. (a)	1,431,120
87,092	Dolan Media Co. (a)	1,751,420
233,300	Foot Locker, Inc.	2,745,941
161,500	Jo-Ann Stores, Inc. (a)	2,378,895
300,000	LodgeNet Interactive Corp. (a)	1,827,000
92,900	Rent-A-Center, Inc. (a)	1,704,715
192,000	Saks, Inc. (a)	2,394,240
1,323,900	Signet Group PLC	1,623,203
450,000	Triarc Cos, Inc.	3,109,500
		26,517,081
Consumer Staples - 4.7%
65,000	BJ's Wholesale Club, Inc. (a)	2,319,850
730,000	Central Garden and Pet Co. (a)	3,241,200
70,000	Ralcorp Holdings, Inc. (a)	4,070,500
		9,631,550
Energy - 14.8%
13,700	Atwood Oceanics, Inc. (a)	1,256,564
16,000	Dawson Geophysical Co. (a)	1,080,000
450,000	Edge Petroleum Corp. (a)	1,813,500
60,000	Hercules Offshore, Inc. (a)	1,507,200
80,300	Hornbeck Offshore Services, Inc. (a)	3,667,301
51,000	National Oilwell Varco, Inc. (a)	2,977,380
167,800	Patterson-UTI Energy, Inc.	4,393,004
179,900	Rosetta Resources, Inc. (a)	3,538,633
93,300	Rowan Companies, Inc.	3,842,094
65,000	T-3 Energy Services, Inc. (a)	2,766,400
55,500	W-H Energy Services, Inc. (a)	3,821,175
		30,663,251
Financials - 11.1%
14,280	Alleghany Corp. (a)	4,876,620
110,000	Annaly Capital Management, Inc.	1,685,200
270,000	CapitalSource, Inc.	2,610,900
160,000	Chimera Investment Corp.	1,968,000
300,000	Conseco, Inc. (a)	3,060,000
47,712	Deerfield Capital Corp.	67,274
91,135	eHealth, Inc. (a)	2,011,350
67,668	GFI Group, Inc.	3,877,376
28,800	Mercury General Corp.	1,276,128
135,000	MGIC Investment Corp.	1,421,550
		22,854,398
Health Care, Pharmaceuticals & Biotechnology - 8.9%
55,046	Alexion Pharmaceuticals, Inc. (a)	3,264,228
55,500	Analogic Corp.	3,692,970
291,588	Conceptus, Inc. (a)	5,411,873
107,000	Micrus Endovascular Corp. (a)	1,322,520
45,000	Psychiatric Solutions, Inc. (a)	1,526,400
245,000	Sun Healthcare Group, Inc. (a)	3,219,300
		18,437,291

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited) - continued

Shares		Value

Industrials - 20.2%
172,445	Aegean Marine Petroleum Network, Inc.	$5,899,343
108,000	Albany International Corp.	3,903,120
122,537	BE Aerospace, Inc. (a)	4,282,668
135,300	Chart Industries, Inc. (a)	4,578,552
190,000	Federal Signal Corp.	2,652,400
67,200	Genco Shipping & Trading Ltd.	3,792,096
137,400	HUB Group, Inc. (a)	4,519,086
147,900	Interline Brands, Inc. (a)	2,743,545
63,300	Northwest Pipe Co. (a)	2,689,617
114,900	Trinity Industries, Inc.	3,062,085
63,000	Watson Wyatt Worldwide, Inc.	3,575,250
		41,697,762
Information Technology - 12.6%
375,000	Ariba, Inc. (a)	3,622,500
96,800	Avnet, Inc. (a)	3,168,264
141,500	Cavium Networks, Inc. (a)	2,320,600
262,262	Double-Take Software, Inc. (a)	3,063,220
160,000	Epicor Software Corp. (a)	1,792,000
970,000	Extreme Networks, Inc. (a)	3,007,000
150,000	Fair Isaac Corp.	3,228,000
317,000	Magma Design Automation, Inc. (a)	3,033,690
75,633	Riverbed Technology, Inc. (a)	1,123,907
132,110	Teradyne, Inc. (a)	1,640,806
		25,999,987
Materials - 1.9%
50,000	GenTek, Inc. (a)	1,504,000
472,625	Novamerican Steel, Inc. (a)	1,384,791
130,000	Spartech Corp.	1,098,500
		3,987,291
Other Investment Company - 1.4%
130,000	SPDR S&P Homebuilders ETF	2,819,700

Telecommunications - 1.2%
150,000	Syniverse Holdings, Inc. (a)
		2,499,000
TOTAL COMMON STOCKS
	(Cost $206,845,060)	185,107,311

SHORT-TERM INVESTMENTS - 10.0%
20,658,000	State Street Bank & Trust Co., 0.500%, 03/31/08, due 04/01/08
	[collateral: $19,180,000, Fannie Mae, 4.250%, due 05/15/09,
	Fannie Mae, 5.250%, due 01/15/09, Fannie Mae, 3.250%, due 08/15/08,
	Fannie Mae, 2.210%, due 09/03/09, US Treasury, 2.000%, due 01/15/16,
	value $20,658,000] (proceeds $20,658,287)	20,658,000

TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,658,000)	20,658,000

TOTAL INVESTMENTS IN SECURITIES
	(Cost $227,503,060): 99.6%	205,765,311

Other Assets less Liabilities: 0.4%		926,028

Net Assets: 100%		$206,691,339

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited) - continued

Value

ADR - American Depository Receipt
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$227,503,060
Gross unrealized appreciation	18,399,228
Gross unrealized depreciation	(40,136,977)
Net unrealized depreciation	$(21,737,749)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Smaller Companies Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$205,765,311	$185,107,311	$20,658,000	$0
Other Financial instruments	$0	$0	$0	$0
Total	$205,765,311	$185,107,311	$20,658,000	$0

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 90.0%

Consumer Discretionary - 7.4%
31,200	Las Vegas Sands Corp. (a)	$2,297,568
122,500	News Corp.	2,296,875
249,730	Virgin Media, Inc.	3,513,701
		8,108,144
Consumer Staples - 8.9%
73,525	Altria Group, Inc.	1,632,255
56,266	KT&G Corp.	4,408,786
73,525	Philip Morris International, Inc. (a)	3,718,895
		9,759,936
Energy - 13.1%
81,000	Canadian Natural Resources Ltd.	5,529,060
24,300	EOG Resources, Inc.	2,916,000
67,800	Schlumberger Ltd.	5,898,600
		14,343,660
Financials - 31.4%
265,000	American Express Co.	11,585,800
87,800	American International Group, Inc.	3,797,350
112,189	Bank of New York Mellon Corp.	4,681,647
280,758	Fortis	5,328,963
35,400	IntercontinentalExchange, Inc. (a)	4,619,700
103,600	JPMorgan Chase & Co.	4,449,620
		34,463,080
Industrials - 3.0%
30,670	Siemens AG	3,327,526

Materials - 6.8%
37,100	Allegheny Technologies, Inc.	2,647,456
74,835	Weyerhaeuser Co.	4,867,268
		7,514,724
Technology - 15.0%
11,450	Google, Inc. (a)	5,043,382
122,600	QUALCOMM, Inc.	5,026,600
110,500	Salesforce.com, Inc. (a)	6,394,635
		16,464,617
Utilities - 4.4%
39,351	RWE AG	4,842,140

TOTAL COMMON STOCKS
	(Cost $103,831,529)	98,823,827

SHORT-TERM INVESTMENTS - 9.2%
10,100,000	State Street Bank & Trust Co., 2.180%, 03/31/08, due 04/01/08
	[collateral: $10,390,000, Fannie Mae, 5.250%, due 01/15/09,
	Fannie Mae, 5.216%, due 07/01/35, value $10,100,000]
	(proceeds $10,100,176)	10,100,000

TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,100,000)	10,100,000

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at March 31, 2008 (Unaudited) - continued

Shares	Value

TOTAL INVESTMENTS IN SECURITIES
(Cost $113,931,529): 99.2%	$108,923,827

Other Assets Less Liabilities: 0.8%	872,802

Net Assets: 100%	109,796,629

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$113,931,529
Gross unrealized appreciation	7,565,255
Gross unrealized depreciation	(12,572,957)
Net unrealized depreciation	$(5,007,702)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Focused Opportunity Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$108,923,827	$98,823,827	$10,100,000	$0
Other Financial instruments	($438,243)	($438,243)	$0	$0
Total	$108,485,584	$98,385,584	$10,100,000	$0

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Masters’ Select Funds Trust

By (Signature and Title) /s/  Kenneth E. Gregory
Kenneth E. Gregory, President

Date  5/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Kenneth E. Gregory
Kenneth E. Gregory, President

Date  5/28/2008

By (Signature and Title)* /s/  John Coughlan
John Coughlan, Treasurer

Date  5/28/2008

* Print the name and title of each signing officer under his or her signature.